U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 24f-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24F-2

          Read instructions at end of Form before preparing Form.
                          Please print or type.


 1.  Name and address of issurer:           USAA MUTUAL FUND, INC.
                                            10750 Robert F. McDermott Freeway
                                            San Antonio, Texas  78288

 2.  Name of each series or class of funds for which this notice is filed:

        Growth Fund                 Money Market Fund
        Aggressive Growth Fund      Short-Term Bond Fund
        Income Stock Fund           Growth & Income Fund
        Income Fund



 3.  Investment Company Act File Number:     811-2429
     Securities Act File Number:             2-49560

 4.  Last day of the fiscal year for which this notice is filed: July 31, 1997

 5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: Not Applicable

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
     beginning of the fiscal year:     Not Applicable.

 8.  Number and amount of securities registered during the fiscal year other
     than pursuant to rule 24f-2:                         0                $0

 9.  Number   and   aggregate   sale   price   of  securities  sold  during the
     fiscal  year:
                                              2,869,385,235    $4,039,722,703


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f2:
                                              2,869,385,235    $4,039,722,703

11.  Number and aggregate  sale price of securities  issued during the fiscal
     year in  connection   with  dividend   reinvestment   plans,  if
     applicable  (see Instruction B.7):
                                                 131,245,901     $599,649,818

12.  Calculation of registration fees:

    (i) Aggregate  sale price of  securities  sold  during  the  fiscal  year in
        reliance on rule 24f-2 (from Item 10):             $    4,039,722,703

   (ii) Aggregate   price  of  shares   issued  in   connection   with  dividend
        reinvestment plans (from Item 11, if applicable):  +      599,649,818

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal
        year  (if applicable):                             -    3,817,443,679

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
       (if applicable):                                    +                0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii),
        plus line (iv)] (if applicable):                   $      821,928,842

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                           x           1/3300

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                           $       249,069.35

Instruction:   Issuers  should  complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuers fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).                [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: September 23, 1997


                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  Sherron Kirk, Treasurer

     Date  September 25, 1997

           * Please print the name and title of the signing officer below the signature.